Note 3 - Fair Value Measurements (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 452,301	$ 313,737	$ 504,940
Percentage Increase in The Expected Term	10.00%
Percentage Increase in Warrant Liability with Increase in Expected Term	3.00%
Percentage Decrease in Expected Term	10.00%
Percentage Decrease in Warrant Liability with Decrease in Expected Term	3.00%
Percentage Increase in The Stock Price	10.00%
Percentage Increase in Warrant Liability with Increase in Stock Price	30.00%
Percentage Decrease in The Stock Price	10.00%
Percentage Decrease in Warrant Liability with Decrease in Stock Price	26.00%
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 0	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0	$ 0	$ 0